CONVERTIBLE DEBT	3 Months Ended
Mar. 31, 2016
Convertible Debt
CONVERTIBLE DEBT

NOTE 5 – CONVERTIBLE DEBT

On January 23, 2016, the Company executed a convertible promissory note for $50,000. The loan had an original issue discount of $6,000 and legal fees of $1,000. The loan bears interest at 8% per annum and is due on January 23, 2017. The lender has the right to convert the principal amount and unpaid interest of the loan on or after 180 days to convert at a rate of 56% of the lowest trading price.

On March 7, 2016, the Company executed a convertible promissory note for $100,000. The loan bears interest at 10% per annum and is due on December 7, 2016. The lender has the right to convert the principal amount and unpaid interest of the loan at $0.10 per share if the market price is greater than $0.25. If the market price is less than or equal to $0.25 but greater than $0.10, then the conversion price is $0.05. If the market price is less than or equal to $0.10 then the conversion price is $0.02. On May 5, 2016, the Company amended the terms of the note and issued 600,000 warrants as part of the loan agreement which was effective as of March 7, 2016. The Company calculated the debt discount based on the allocated fair value of the beneficial conversion feature and the fair value of the warrants. The Company recorded a debt discount of $100,000 which was capped at the principal amount of the loan.

During the three months ended March 31, 2016, the Company recorded interest expense of $1,403 and amortization of debt discount of $10,062.